Financial Instruments, Risk Management and Capital Management - Summary of Fair Value of Assets and Liabilities Including those Measured at Fair Value on a Recurring Basis (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Conversion options	₽ 594	₽ 0
Carrying value [member]
Financial assets at fair value through profit or loss [abstract]
Total assets	596
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Total financial liabilities	49,997
Carrying value [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measured at amortized cost [abstract]
Convertible bonds	49,403
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Conversion options	594
Carrying value [member] | Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Carrying value of accounts receivable measured at fair value through profit and loss	596
Fair market value [member]
Financial assets at fair value through profit or loss [abstract]
Carrying value of accounts receivable measured at fair value through profit and loss	596
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Total financial liabilities	45,630
Fair market value [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measured at amortized cost [abstract]
Convertible bonds	45,036
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Conversion options	594
Fair market value [member] | Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Accounts receivable	₽ 596